CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from VIP Gaming Operations	$ 105,002,184	$ 233,822,859	$ 236,850,159
Total Revenues	105,002,184	233,822,859	236,850,159
Expenses
- Commission to Junket Agents	76,979,677	188,448,178	182,639,067
- Selling, General and Administrative Expenses	18,351,625	26,506,299	21,485,944
- Special Rolling Tax	642,268	1,662,714	1,704,851
Impairment of goodwill	17,757,113	0	0
- Amortization of Intangible Assets	16,369,467	16,365,034	13,187,006
Total Expenses	130,100,150	232,982,225	219,016,868
Operating (loss) income attributable to ordinary shareholders before change in fair value of contingent consideration	(25,097,966)	840,634	17,833,291
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming, Bao Li Gaming and Oriental VIP Room	30,215,735	(60,918,569)	(12,445,789)
Net Income (Loss) Attributable to Ordinary Shareholders	5,117,769	(60,077,935)	5,387,502
Other Comprehensive Income (Loss)
Foreign Currency - Translation Adjustment	89,182	65,092	(76,610)
Total Comprehensive Income (Loss)	$ 5,206,951	$ (60,012,843)	$ 5,310,892
Net Income (Loss) Per Share
Basic (in dollars per share)	$ 0.08	$ (0.99)	$ 0.10
Diluted (in dollars per share)	$ 0.08	$ (0.99)	$ 0.10
Weighted Average Shares Outstanding
Basic (in shares)	62,116,749	60,781,915	53,030,405
Diluted (in shares)	62,292,834	60,781,915	53,210,572